Stockholders' (Deficit) Equity (Securities Purchase Agreement) (Details) - USD ($)			12 Months Ended
	Mar. 16, 2015	Nov. 25, 2014	Jun. 30, 2016	Jun. 30, 2015	Oct. 24, 2014	Sep. 16, 2013	May 10, 2012
Class of Stock [Line Items]
Sale of Class C Convertible Redeemable Preferred Stock			$ 0	$ 10,000,000
Number of warrants issued (shares)							1,068.181875
Exercise price per share (in dollars per share)						$ 1,840	$ 12,800
Share based compensation in connection with securities purchase agreement			$ 0	$ 4,140,000
Series C Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Temporary equity, shares issued (in shares)			10,000	0
Securities Purchase Agreement
Class of Stock [Line Items]
Share based compensation in connection with securities purchase agreement				$ 2,091,000
Securities Purchase Agreement | Series C Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Undeclared dividends			$ 1,156,000	$ 468,000
Securities Purchase Agreement | SIC III
Class of Stock [Line Items]
Share based compensation in connection with securities purchase agreement			$ 2,049,000
Securities Purchase Agreement | SIC III | Series C Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Temporary equity, shares subscribed but unissued (shares)				10,000
Temporary equity, shares subscribed but unissued, subscriptions receivable				$ 10,000,000	$ 10,000,000
Class of warrant or right, unissued (shares)				25,000
Exercise price above market value of common stock, percent				10.00%
Temporary equity, shares issued (in shares)	7,000	3,000
Sale of Class C Convertible Redeemable Preferred Stock	$ 7,000,000	$ 3,000,000
Number of warrants issued (shares)	17,500	7,500
Securities Purchase Agreement | SIC III | Line Of Credit Promissory Note | Series C Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Class of warrant or right, unissued, number of warrants issued for each $1,000 paid for temporary equity shares (shares)	2,500
Exercise price per share (in dollars per share)	$ 35.6	$ 59.6